CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Line Items]
Cash	$ 9,169	$ 4,735	$ 3,407	$ 1,628
Denominated In USD [Member]
Cash and Cash Equivalents [Line Items]
Cash	4,794	3,920
Denominated In NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash	3,406	166
Denominated In EUR [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 969	$ 649